Prepayment and Other Current Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY
Prepaid And Other Current Assets [Line Items]
Receivable from equity method investee (Note 24)	$ 1,564,983	9,750,000	0
Receivable from cost method investee (Note 8 (1))				1,164,106	7,252,493	29,081,174
Accrued interest income	151,250	942,304	2,689,359
Prepayments and deposits	7,759,360	48,341,591	17,511,127
Others	1,562,706	9,735,816	16,778,481
Prepayments and other current assets, total	$ 12,202,405	76,022,204	66,060,141